Investment in Debt Securities and Other Long-term Investments - Additional Information (Detail) ₱ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 30, 2017 PHP (₱)	Dec. 30, 2017 USD ($)	Apr. 30, 2013 PHP (₱)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)	Oct. 11, 2017	May 31, 2013 USD ($)	Feb. 28, 2013 PHP (₱)	Oct. 31, 2012 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments				₱ 150,000		₱ 250,000
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments				150,000		150,000
4.00% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate										4.00%
Interest income, net of withholding tax	₱ 7,000	$ 146						₱ 8,900	$ 188
Smart Communications, Inc. [Member] | Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments				150,000		150,000						₱ 150,000
Gross coupon rate												4.84%
Interest income, net of withholding tax				5,800		5,800		5,800
Smart Communications, Inc. [Member] | PSALM Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments			₱ 200,000
Gross coupon rate			7.75%
Interest income, net of withholding tax						2,300		7,300
Percentage yield to maturity			4.25%
PLDT Inc and Smart Communications Inc [Member] | 4.00% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments | $													$ 2,500
PLDT Inc. [Member] | 3.5% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments						100					$ 2,000
Gross coupon rate											3.50%
Interest income, net of withholding tax				₱ 1,300	$ 25	₱ 3,300	$ 66	₱ 3,100	$ 66